Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	As of December 31,
In thousands of USD	2021	2020	2019
Bank deposits in USD	100,315	39,014	17,238
Bank deposits in EUR	1,474	169	—
Bank deposits in CHF	188	791	2,343
Bank deposits in CAD	730	198	232
Total	102,707	40,172	19,813